SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds							$ 287,500,000
Fair value to Public Warrants at issuance							(5,606,250)
Redeemable ordinary share issuance costs							(16,098,990)
Remeasurement of carrying value to redemption value	$ 255,484	$ 2,100,063	$ 3,196,998	$ 1,332,473	$ 439,926	$ 28,892,740	33,209,323
Redeemable ordinary shares subject to possible redemption, beginning	20,017,985	302,201,081	299,004,083
Redemption		(284,283,159)
Redemption true-up correction	(632,968)
Redeemable ordinary shares subject to possible redemption, ending	$ 19,640,501	$ 20,017,985	$ 302,201,081				$ 299,004,083